SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Unrecognized tax benefits	$ 0	$ 0	$ 0
Amount accrued for interest and penalties	0	0	0
Cash, FDIC insured amount	$ 250,000	$ 250,000	$ 250,000
Dilutive securities			0
Average share price	$ 12.22	$ 11.60
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50
Offering costs		$ 13,273,096
Offering costs charged to shareholders' equity		12,605,837	$ 12,605,837
Offering costs allocated to warrant liability		$ 667,259	$ 667,259
Shares subject to possible redemption presented as temporary equity			21,731,790
Class A common stock | Warrants
Exclusion of shares in the calculation of diluted income (loss) per share		18,100,000	18,100,000
Class A common stock
Ordinary shares, shares subject to possible redemption	17,926,178	17,926,178	19,182,880